                        SUPPLEMENT TO THE PROSPECTUSES OF

    MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND Dated December 23, 1998
        MORGAN STANLEY DEAN WITTER AMERICAN VALUE FUND Dated May 1, 1998,
                           as revised August 21, 1998
      MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated April 23, 1998
      MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated April 23, 1998
           MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                               Dated April 6, 1998
  MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES Dated February 23, 1999
                MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND,
                   "Best Ideas Portfolio" Dated July 30, 1998
             MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
                             Dated November 24, 1998
          MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                             Dated November 25, 1998
   MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST Dated February 26, 1999
           MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
                               Dated June 24, 1998
            MORGAN STANLEY DEAN WITTER EQUITY FUND Dated June 2, 1998
   MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC. Dated December 1, 1998 MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated February 26, 1999
     MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated July 30, 1998
           MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated May 5, 1998
          MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
                               Dated June 23, 1998
      MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated June 26, 1998
           MORGAN STANLEY DEAN WITTER GROWTH FUND Dated July 29, 1998
    MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 25, 1998 MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 29, 1998
     MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 25, 1998
         MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated July 29, 1998
            MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                             Dated October 30, 1998
   MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated July 30, 1998
           MORGAN STANLEY DEAN WITTER JAPAN FUND Dated October 1, 1998
      MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 28, 1998
          MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
                              Dated March 23, 1998
       MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND Dated July 29, 1998
     MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                              Dated April 27, 1998
  MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND Dated April 2, 1998
   MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC. Dated February 22, 1999
          MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
                             Dated February 22, 1999
         MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated March 1, 1999
      MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 30, 1998
       MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated July 30, 1998
     MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 30, 1998
       MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 30, 1998 MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated April 17, 1998
           MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                Dated April 17, 1998, as revised August 14, 1998
                    MORGAN STANLEY DEAN WITTER UTILITIES FUND
                Dated April 27, 1998, as revised August 19, 1998
   MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 27, 1998
         MORGAN STANLEY DEAN WITTER VALUE FUND Dated September 25, 1998
   MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST Dated February 22, 1999

    Effective April 1, 1999, the Directors/Trustees of each Morgan Stanley Dean Witter Fund named above have approved the offer of Class A shares of each Fund (which Class is offered with a front-end sales charge) at net asset value, without sales charge and without being subject to a contingent deferred sales charge upon redemption, to the categories of investors named below:

    (1) Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary, and

    (2) Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

    Therefore, effective April 1, 1999, the disclosure in the section of the prospectus of each of Morgan Stanley Dean Witter Capital Growth Securities, Morgan Stanley Dean Witter Diversified Income Trust, Morgan Stanley Dean Witter Federal Securities Trust, Morgan Stanley Dean Witter Pacific Growth Fund Inc., Morgan Stanley Dean Witter Precious Metals and Minerals Trust and Morgan Stanley Dean Witter World Wide Income Trust entitled "Share Class Arrangements -Class A Shares -Other Front-End Sales Charge Waivers" and the disclosure in the section of the prospectus of each of the other Funds entitled "Purchase of Fund Shares -Initial Sales Charge Alternative -Class A Shares -Additional Net Asset Value Options" is hereby modified to reflect the offer of shares at net asset value to the foregoing categories of investors.

March 31, 1999